Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.1%)
Diversified REITs (3.8%)
	WP Carey Inc.	160,571	11,728
	VEREIT Inc.	206,801	9,354
	STORE Capital Corp.	219,901	7,044
	Broadstone Net Lease Inc.	131,273	3,257
	Essential Properties Realty Trust Inc.	105,707	2,951
	PS Business Parks Inc.	18,587	2,913
*	DigitalBridge Group Inc.	437,754	2,640
	Washington REIT	76,586	1,896
	American Assets Trust Inc.	46,612	1,744
	iStar Inc.	66,280	1,662
	Alexander & Baldwin Inc.	64,939	1,522
	Global Net Lease Inc.	86,455	1,385
	Empire State Realty Trust Inc. Class A	131,517	1,319
	Armada Hoffler Properties Inc.	54,974	735
	Gladstone Commercial Corp.	33,058	695
	One Liberty Properties Inc.	14,726	449
			51,294
Health Care REITs (8.1%)
	Welltower Inc.	377,218	31,083
	Ventas Inc.	355,162	19,609
	Healthpeak Properties Inc.	487,106	16,308
	Medical Properties Trust Inc.	531,021	10,658
	Omega Healthcare Investors Inc.	212,740	6,374
	Healthcare Trust of America Inc. Class A	197,857	5,868
	Healthcare Realty Trust Inc.	127,547	3,798
	Physicians Realty Trust	194,055	3,419
	Sabra Health Care REIT Inc.	194,411	2,862
	National Health Investors Inc.	39,610	2,119
	CareTrust REIT Inc.	86,997	1,768
	LTC Properties Inc.	35,751	1,133
	Community Healthcare Trust Inc.	21,000	949
	Global Medical REIT Inc.	52,395	770
	Diversified Healthcare Trust	211,854	718
	Universal Health Realty Income Trust	12,379	684
			108,120
Hotel & Resort REITs (2.7%)
*	Host Hotels & Resorts Inc.	637,542	10,411
*	Park Hotels & Resorts Inc.	214,561	4,107
*	Ryman Hospitality Properties Inc.	47,074	3,940
	Apple Hospitality REIT Inc.	191,150	3,007
	Pebblebrook Hotel Trust	118,223	2,649

		Shares	Market Value ($000)
*	Sunstone Hotel Investors Inc.	194,557	2,323
	RLJ Lodging Trust	149,649	2,224
*	Xenia Hotels & Resorts Inc.	102,982	1,827
*	DiamondRock Hospitality Co.	190,318	1,799
	Service Properties Trust	149,236	1,673
*	Summit Hotel Properties Inc.	94,649	911
*	CorePoint Lodging Inc.	36,886	572
*	Chatham Lodging Trust	44,603	546
			35,989
Industrial REITs (11.0%)
	Prologis Inc.	668,152	83,806
	Duke Realty Corp.	338,817	16,219
	Rexford Industrial Realty Inc.	121,121	6,874
	Americold Realty Trust	228,224	6,630
	First Industrial Realty Trust Inc.	116,721	6,079
	EastGroup Properties Inc.	36,177	6,028
	STAG Industrial Inc.	144,523	5,673
	Innovative Industrial Properties Inc.	21,638	5,002
	Terreno Realty Corp.	62,633	3,960
	Lexington Realty Trust	249,916	3,187
	Monmouth Real Estate Investment Corp.	84,833	1,582
	Industrial Logistics Properties Trust	58,571	1,488
			146,528
Office REITs (7.1%)
	Alexandria Real Estate Equities Inc.	126,600	24,189
	Boston Properties Inc.	133,822	14,500
	Kilroy Realty Corp.	94,720	6,271
	Vornado Realty Trust	147,080	6,179
	Cousins Properties Inc.	134,665	5,022
	Douglas Emmett Inc.	158,793	5,019
	SL Green Realty Corp.	62,852	4,452
	Highwoods Properties Inc.	94,404	4,141
	Hudson Pacific Properties Inc.	135,888	3,570
	JBG SMITH Properties	106,559	3,155
*	Equity Commonwealth	109,829	2,853
	Corporate Office Properties Trust	101,125	2,728
	Brandywine Realty Trust	154,725	2,076
	Columbia Property Trust Inc.	104,235	1,983
	Piedmont Office Realty Trust Inc. Class A	112,333	1,958
	Easterly Government Properties Inc. Class A	75,978	1,570
	Paramount Group Inc.	158,908	1,429
	Office Properties Income Trust	44,096	1,117
*	Mack-Cali Realty Corp.	64,878	1,111
	City Office REIT Inc.	38,792	693
	Franklin Street Properties Corp.	91,179	423
			94,439
Residential REITs (14.9%)
	AvalonBay Communities Inc.	126,130	27,955
	Equity Residential	321,019	25,977
	Invitation Homes Inc.	513,007	19,664
	Mid-America Apartment Communities Inc.	103,481	19,325
	Essex Property Trust Inc.	58,742	18,782
	Sun Communities Inc.	101,048	18,704
	UDR Inc.	268,286	14,214
	Camden Property Trust	88,296	13,021
	Equity LifeStyle Properties Inc.	156,563	12,228
	American Homes 4 Rent Class A	261,658	9,974

		Shares	Market Value ($000)
	Apartment Income REIT Corp.	141,680	6,915
	American Campus Communities Inc.	124,615	6,038
	Independence Realty Trust Inc.	92,461	1,882
	NexPoint Residential Trust Inc.	20,241	1,252
	Centerspace	12,044	1,138
	UMH Properties Inc.	40,959	938
	Apartment Investment & Management Co. Class A	136,641	936
	Preferred Apartment Communities Inc.	44,393	543
			199,486
Retail REITs (9.9%)
	Simon Property Group Inc.	296,831	38,579
	Realty Income Corp.	337,570	21,895
	Kimco Realty Corp.	526,873	10,933
	Regency Centers Corp.	138,022	9,293
	Federal Realty Investment Trust	63,196	7,457
	National Retail Properties Inc.	158,635	6,851
	Brixmor Property Group Inc.	268,404	5,934
	Spirit Realty Capital Inc.	104,121	4,794
	Agree Realty Corp.	57,768	3,826
	Macerich Co.	185,895	3,106
	Retail Properties of America Inc. Class A	193,091	2,487
	SITE Centers Corp.	151,830	2,344
	Urban Edge Properties	105,909	1,939
	Retail Opportunity Investments Corp.	106,781	1,860
	Acadia Realty Trust	78,218	1,596
	Kite Realty Group Trust	76,486	1,557
	Tanger Factory Outlet Centers Inc.	91,234	1,487
	Getty Realty Corp.	34,442	1,010
	RPT Realty	72,973	931
	NETSTREIT Corp.	35,134	831
	American Finance Trust Inc. Class A	98,217	790
	Saul Centers Inc.	12,708	560
	Alexander's Inc.	2,056	536
*,1	Seritage Growth Properties Class A	34,845	517
	Urstadt Biddle Properties Inc. Class A	26,700	505
*,2	Spirit MTA REIT	42,040	11
			131,629
Specialized REITs (37.6%)
	American Tower Corp.	410,659	108,993
	Crown Castle International Corp.	390,338	67,653
	Equinix Inc.	80,913	63,932
	Public Storage	142,220	42,254
	Digital Realty Trust Inc.	254,361	36,743
	SBA Communications Corp.	98,755	32,645
	Weyerhaeuser Co.	676,885	24,077
	Extra Space Storage Inc.	120,828	20,298
	VICI Properties Inc.	554,130	15,743
	Iron Mountain Inc.	260,547	11,321
	Gaming & Leisure Properties Inc.	199,615	9,246
	Lamar Advertising Co. Class A	78,249	8,877
	CubeSmart	181,920	8,814
	CyrusOne Inc.	110,668	8,567
	Life Storage Inc.	69,406	7,964
	CoreSite Realty Corp.	38,878	5,386
	MGM Growth Properties LLC Class A	138,702	5,312
	Rayonier Inc.	125,858	4,491
	National Storage Affiliates Trust	74,639	3,940

		Shares	Market Value ($000)
	EPR Properties	67,294	3,323
	Outfront Media Inc.	130,945	3,300
	PotlatchDeltic Corp.	60,351	3,113
	Uniti Group Inc.	210,123	2,599
	Four Corners Property Trust Inc.	68,584	1,842
	Safehold Inc.	14,257	1,025
	GEO Group Inc.	108,486	810
	Gladstone Land Corp.	25,310	576
	CatchMark Timber Trust Inc. Class A	44,164	524
			503,368
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,134,286)			1,270,853
Real Estate Management & Development (4.9%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	29,401	1,238
	RMR Group Inc. Class A	13,790	461
*	Five Point Holdings LLC Class A	52,488	411
			2,110
Real Estate Development (0.3%)
*	Howard Hughes Corp.	37,217	3,268
*	Forestar Group Inc.	16,214	302
			3,570
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	114,807	2,402
*	FRP Holdings Inc.	5,472	306
			2,708
Real Estate Services (4.3%)
*	CBRE Group Inc. Class A	303,295	29,529
*	Jones Lang LaSalle Inc.	46,309	11,489
*	Redfin Corp.	84,785	4,248
	eXp World Holdings Inc.	58,651	2,333
*	Cushman & Wakefield plc	120,428	2,241
	Newmark Group Inc. Class A	153,643	2,199
*	Opendoor Technologies Inc.	104,701	2,149
*	Realogy Holdings Corp.	104,815	1,838
*	Marcus & Millichap Inc.	21,314	866
	RE/MAX Holdings Inc. Class A	17,085	532
			57,424
Total Real Estate Management & Development (Cost $45,085)			65,812

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $335)	0.068%	3,355	335
Total Investments (100.0%) (Cost $1,179,706)				1,337,000
Other Assets and Liabilities—Net (0.0%)				307
Net Assets (100%)				1,337,307
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $297,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $320,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2021	33	1,311	(56)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded. The portfolio had no open swap contracts at September 30, 2021.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,336,654	—	11	1,336,665
Temporary Cash Investments	335	—	—	335
Total	1,336,989	—	11	1,337,000

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	56	—	—	56
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.